Taxation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Taxation [Line Items]
Income tax rate	5.70%	(8.50%)
Deferred tax assets	$ 28,900,000		$ 8,700,000
Deferred tax liabilities	17,200,000		12,000,000
Valuation allowances	57,700,000		23,100,000
Unrecognized uncertain tax positions
United States [Member]
Taxation [Line Items]
Income tax rate	21.00%
Hong Kong [Member]
Taxation [Line Items]
Profit earned	$ 2,000,000
Income tax rate	8.25%
Remaining profits tax rate	$ 0.165
Singapore [Member]
Taxation [Line Items]
Income tax rate	17.00%